UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Money Market Portfolio


This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         MONEY
                                                                                         MARKET
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
ASSETS:
    Investments in securities, market value   (1)                                  $    930,173,850
    Cash                                                                                 12,170,983
    Interest receivable                                                                     271,757
    Subscriptions receivable                                                                197,082
                                                                                     ---------------
                                                                                     ---------------
    Total assets                                                                        942,813,672
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:

    Dividends payable                                                                        49,733
    Due to investment adviser                                                               361,690
    Payable for investments purchased                                                    19,978,660
                                                                                     ---------------
                                                                                     ---------------

    Total liabilities                                                                    20,390,083
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $    922,423,589
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                                  $     92,242,359
    Additional paid-in capital                                                          830,181,230
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $    922,423,589
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           1.00
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                                                        1,100,000,000
    Outstanding                                                                         922,423,589

(1)  Cost of investments in securities:                                            $    930,173,850

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         MONEY
                                                                                         MARKET
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $      6,049,160
     Income from securities lending                                                           1,837
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                         6,050,997
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                      2,146,008
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     3,904,989
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      3,904,989
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                               MONEY MARKET
                                                                                PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                         2003              2002
                                                                     --------------   ----------------
                                                                     --------------   ----------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     3,904,989  $      12,505,408
                                                                     --------------   ----------------
                                                                     --------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (3,904,989)       (12,505,408)
     From tax return of capital                                                              (476,097)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Total distributions                                                (3,904,989)       (12,981,505)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 444,384,826        647,153,662
     Reinvestment of distributions                                       3,879,417         13,090,842
     Redemptions of shares                                            (465,925,446)      (634,227,940)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net increase (decrease) in net assets resulting from share        (17,661,203)        26,016,564
        transactions

                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Total increase (decrease) in net assets                           (17,661,203)        25,540,467

NET ASSETS:
     Beginning of period                                               940,084,792        914,544,325
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     End of period                                                 $   922,423,589  $     940,084,792
                                                                     ==============   ================
                                                                     ==============   ================

OTHER INFORMATION:

SHARES:

     Sold                                                              444,384,826        646,834,556
     Issued in reinvestment of distributions                             3,879,417         13,084,904
     Redeemed                                                         (465,925,446)      (633,914,724)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net increase (decrease)                                           (17,661,203)        26,004,736
                                                                     ==============   ================
                                                                     ==============   ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended           Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003 2002       2001       2000       1999        1998
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period$  1.0000 $   1.0005 $   1.0005 $   1.0005 $   1.0005  $   1.0007

Income from Investment Operations

Net investment income                  0.0041     0.0139     0.0373     0.0590     0.0471      0.0505
Net realized loss                                                                             (0.0002)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income From Investment           0.0041     0.0139     0.0373     0.0590     0.0471      0.0503
   Operations
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income            (0.0041)   (0.0139)   (0.0373)   (0.0590)   (0.0471)    (0.0505)
From tax return of capital                       (0.0005)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                   (0.0041)   (0.0144)   (0.0373)   (0.0590)   (0.0471)    (0.0505)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $    1.0000 $   1.0000 $   1.0005 $   1.0005 $   1.0005  $   1.0005
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            0.41% o    1.40%      3.80%      6.07%      4.81%       5.15%

Net Assets, End of Period ($000)  $   922,424 $  940,085 $  914,544 $  718,264 $  722,697  $  619,417

Ratio of Expenses to Average Net Assets 0.46% *    0.46%      0.46%      0.46%      0.46%       0.46%

Ratio of Net Investment Income to

    Average Net Assets                  0.84% *    1.38%      3.62%      5.93%      4.73%       5.05%


 o Based on operations for the period shown and, accordingly, is not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

The Maxim Series Fund

Money Market Portfolio

BONDS

AGENCY --- 8.42%

  8,000,000 Fannie Mae **                                              8,000,000
            1.030% July 26, 2004
 10,000,000 Federal Home Loan Bank **                                 10,000,000
            1.350% April 30, 2004
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.250% July 2, 2004
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.400% May 10, 2004
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.450% May 14, 2004
  5,000,000 Freddie Mac **                                             5,118,051
            1.420% February 15, 2004
 10,000,000 Sallie Mae **                                             10,000,001
            0.950% December 18, 2003
 25,000,000 Sallie Mae **                                             25,000,000
            1.074% April 1, 2004
  5,000,000 Sallie Mae **                                              5,201,898
            0.920% June 30, 2004
                                                                     $78,319,950

AGENCY ASSET BACKED --- 9.69%
 10,428,299 Fannie Mae ++                                             10,425,935
            Series 2002-T7 Class A1
            1.145% July 25, 2032

 11,719,519 Fannie Mae ++                                             11,719,519
            Series 2002-T10 Class A1
            1.155% June 25, 2032

 12,316,627 Fannie Mae ++                                             12,316,627
            Series 2002-T13 Class A1
            1.135% August 25, 2032

  9,841,970 Fannie Mae ++                                              9,841,970
            Series 2003-W5 Class A
            1.480% April 25, 2033

  7,968,513 Fannie Mae ++                                              7,968,513
            Series 2001-T9 Class A1
            1.145% September 25, 2031

 20,420,576 Freddie Mac ++                                            20,421,672
            Series T-35 Class A
            1.180% September 25, 2031

  6,507,783 Freddie Mac ++                                             6,507,783
            Series T-32 Class A1
            1.165% August 25, 2031

  1,159,014 Freddie Mac ++                                             1,159,014
            Series T-29 Class A1
            1.310% September 15, 2026

  5,066,073 Freddie Mac ++                                             5,066,073
            Series T-31 Class A7
            1.160% February 25, 2031

  4,700,024 Freddie Mac ++                                             4,702,228
            Series T-26 Class A1
            1.310% January 15, 2027

                                                                     $90,129,334

AGENCY MORTGAGE BACKED --- 3.00%
 15,672,841 Fannie Mae ++                                             15,672,841
            Series 2001-T13 Class A1
            1.195% March 25, 2032

 11,230,790 Fannie Mae ++                                             11,224,174
            Series 2002-W5 Class A9
            1.435% November 25, 2030

    594,098 Freddie Mac ++                                               594,098
            Series T-28 Class A1
            1.180% September 25, 2030

    442,352 Freddie Mac ++                                               442,352
            Series T20 Class A7
            1.290% December 25, 2029

                                                                     $27,933,465

TOTAL BONDS --- 21.11%                                              $196,382,749
(Cost $161,264,697)

SHORT-TERM INVESTMENTS

  5,620,000 Fannie Mae                                                 5,617,278
               1.180%, July 16,2003
 15,000,000 Fannie Mae                                                15,000,000
               0.790%, July  1,2003
 10,301,000 Fannie Mae                                                10,284,369
               1.190%, September 3,2003
 15,000,000 Fannie Mae                                                14,985,121
               1.250%, July 30, 2003
 31,400,000 Fannie Mae                                                31,356,783
               1.150%, August 13, 2003
 10,000,000 Fannie Mae                                                 9,994,469
               1.190%, July 18, 2003
 10,000,000 Fannie Mae                                                 9,979,480
               1.190%, September 2, 2003
 20,000,000 Fannie Mae                                                19,927,625
               0.900%, November 26, 2003
 15,000,000 Fannie Mae                                                14,976,220
               1.160%, August 20, 2003
 20,000,000 Fannie Mae                                                19,950,351
               1.150%, September 18, 2003
 25,000,000 Fannie Mae                                                24,895,520
               0.910%, December 17, 2003
 12,000,000 Fannie Mae                                                11,978,983
               0.990%, September 4, 2003
 10,000,000 Fannie Mae                                                 9,997,372
               1.200%, July 9, 2003
 20,000,000 Fannie Mae                                                19,965,284
               0.890%, September 10, 2003
 20,000,000 Fannie Mae                                                19,912,956
               1.130%, November 19, 2003
  5,000,000 Fannie Mae                                                 4,980,712
               1.180%, October 29, 2003
 15,000,000 Fannie Mae                                                14,972,183
               1.190%, August 27, 2003
 15,000,000 Fannie Mae                                                14,957,480
               1.140%, September 30, 2003
 15,000,000 Fannie Mae                                                14,944,319
               1.200%, October 22, 2003
 22,500,000 Fannie Mae                                                22,477,029
               1.150%, August 6, 2003
 15,000,000 Fannie Mae                                                14,961,364
               1.210%, September 17, 2003
 58,000,000 Fannie Mae                                                57,998,121
               1.180%, July 2, 2003
 43,017,000 Farmer Mac                                                43,017,000
               0.765%, July 1, 2003
  6,037,000 Federal Farm Credit                                        6,009,425
               0.890%, January 6, 2004
 15,382,000 Federal Farm Credit                                       15,380,970
               1.220%, July 3, 2003
 20,000,000 Federal Home Loan Bank                                    19,960,322
               1.130%, September 3, 2003
  6,445,000 Federal Home Loan Bank 3                                   6,443,315
               1.190%, July 9, 200
 15,000,000 Federal Home Loan Bank                                    14,984,872
               1.190%, August 1, 2003
 10,600,000 Federal Home Loan Bank                                    10,583,144
               1.240%, July 25, 2003
 10,000,000 Federal Home Loan Bank                                     9,992,966
               1.170%, July 23, 2003
 20,000,000 Federal Home Loan Bank                                    19,983,650
               1.240%, July 25, 2003
 22,000,000 Freddie Mac                                               21,972,677
               1.160%, August 11, 2003
 15,194,000 Freddie Mac                                               15,170,445
               1.180%, August 18, 2003
  1,365,000 Freddie Mac                                                1,360,555
               1.190%, October 9, 2003
 10,994,000 Freddie Mac                                               10,978,056
               0.910%, August 28, 2003
 10,000,000 Freddie Mac                                                9,984,873
               1.010%, August 25, 2003
  5,000,000 Sallie Mae                                                 4,987,795
               1.160%, September 16, 2003
 25,000,000 Sallie Mae                                                24,972,291
               0.960%, August 12, 2003
 15,000,000 Tennessee Valley Authority                                14,989,064
               1.160%, July 24, 2003
  9,000,000 Tennessee Valley Authority                                 8,991,291
               1.180%, July 31, 2003
23,000,000 International Bank for Reconstruction and Development      22,983,266
            0.980%, July 28, 2003
 22,000,000 International Bank for Reconstruction and Development     21,988,754
            0.930%, July 21, 2003
 15,000,000 United States of America                                  14,965,393
               1.170%, September 11, 2003
 15,000,000 United States of America                                  14,978,852
               0.890%, August 28, 2003
 15,000,000 United States of America                                  14,999,106
               1.090%, July 3, 2003

TOTAL SHORT-TERM INVESTMENTS --- 78.89%                             $733,791,101
(Cost $768,909,153)

TOTAL MONEY MARKET PORTFOLIO --- 100%                               $930,173,850
(Cost $930,173,850)

Legend

** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003